PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	$ 228,503	$ 256,370
Additions	13,961	13,758
Disposals / Consumptions	(1,039)	(1,995)
Indexation	17,945	4,523
Depreciation charge	(49,226)	(44,153)
Right-of-use assets, ending balance	210,144	228,503
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	364,971	349,003
Right-of-use assets, ending balance	395,620	364,971
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(136,468)	(92,633)
Right-of-use assets, ending balance	(185,476)	(136,468)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0	0
Additions	1,339	0
Disposals / Consumptions	0	0
Indexation	0	0
Depreciation charge	(4)	0
Right-of-use assets, ending balance	1,335	0
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0	0
Right-of-use assets, ending balance	1,339	0
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0	0
Right-of-use assets, ending balance	(4)	0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	158,197	181,159
Additions	6,445	2,732
Disposals / Consumptions	0	(353)
Indexation	14,585	4,027
Depreciation charge	(31,606)	(29,368)
Right-of-use assets, ending balance	147,621	158,197
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	245,300	239,211
Right-of-use assets, ending balance	266,330	245,300
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(87,103)	(58,052)
Right-of-use assets, ending balance	(118,709)	(87,103)
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	70,176	75,211
Additions	6,163	10,852
Disposals / Consumptions	(1,039)	(1,642)
Indexation	3,360	496
Depreciation charge	(17,534)	(14,741)
Right-of-use assets, ending balance	61,126	70,176
Production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	119,497	109,792
Right-of-use assets, ending balance	127,764	119,497
Production equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(49,321)	(34,581)
Right-of-use assets, ending balance	(66,638)	(49,321)
Vehicles, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	130	0
Additions	14	174
Disposals / Consumptions	0	0
Indexation	0	0
Depreciation charge	(82)	(44)
Right-of-use assets, ending balance	62	130
Vehicles, furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	174	0
Right-of-use assets, ending balance	187	174
Vehicles, furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(44)	0
Right-of-use assets, ending balance	$ (125)	$ (44)